Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Reconciliation of Unrecognized Tax Benefits [Line Items]
Balance at beginning of year	¥ 46,265		¥ 109,473		¥ 125,771
Additions for tax positions related to the current year	2,910		12,338		4,207
Additions for tax positions of prior years	4,538		7,280		2,422
Reductions for tax positions of prior years	(1,217)	[1]	(71,519)	[1]	(20,225)	[1]
Settlements	(1,688)	[1]	(9,191)	[1]	(716)	[1]
Reductions for statute of limitations	(6,894)		(8)
Effect of exchange rate changes	(287)		(2,108)		(1,986)
Balance at end of year	¥ 43,627		¥ 46,265		¥ 109,473

[1]	Due to mutual negotiated agreement regarding transfer pricing matters of overseas transaction between the Company and foreign affiliates, the Company has decreased a portion of unrecognized tax benefits during the year ended March 31, 2011.